ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE LOSS

The components of accumulated other comprehensive loss at December 31, net of taxes, were as follows:

	2016	2015
Balance, beginning of period	$(7,978)	$(5,965)
Foreign currency translation adjustments	(4,891)	(2,589)
Gain (loss) on long term intercompany balances	(1,557)	576
	$(14,426)	$(7,978)